Provisions for legal proceedings (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Provisions for Legal Proceedings

Provisions for legal proceedings are set out as follows:

	12.31.2017	12.31.2016
Current and Non-current liabilities
Civil claims	4,342	575
Labor claims	1,364	1,226
Tax claims	1,229	1,528
Environmental claims	91	60
Other claims	—	2

Total	7,026	3,391

Current liabilities	2,256	—
Non-current liabilities	4,770	3,391

Summary of Reconciliation of Provisions for Legal Proceedings

	12.31.2017	12.31.2016
Opening Balance	3,391	2,247
Additions	3,937	997
Use of provision	(454)	(654)
Accruals and charges	285	350
Others	—	(52)
Cumulative translation adjustment	(133)	503

Closing Balance	7,026	3,391

Summary of Judicial Deposits with Legal Proceedings

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

	12.31.2017	12.31.2016
Non-current assets
Tax	3,302	1,803
Civil	891	1,101
Labor	1,209	1,006
Environmental	176	84
Others	4	5

Total	5,582	3,999

Summary of Reconciliation of Judicial Deposits with Legal Proceedings

	12.31.2017	12.31.2016
Opening Balance	3,999	2,499

Additions	1,601	952
Use of provision	(138)	(147)
Accruals and charges	226	185
Others	—	(28)
Cumulative translation adjustment	(106)	538

Closing Balance	5,582	3,999

Summary of Contingent Liabilities

As of December 31, 2017, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	12.31.2017	12.31.2016
Tax	39,137	47,830
Labor	7,202	7,225
Civil—General	9,621	9,049
Civil—Environmental	2,354	2,172
Others	—	1

Total	58,314	66,277

Summary of Nature of Contingent Liabilities

A brief description of the nature of the main contingent liabilities (tax, civil, environmental and labor) is set out in the following table:

	Estimate
Description of tax matters	12.31.2017	12.31.2016
Plaintiff: Secretariat of the Federal Revenue of Brazil

1)  Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: In October 2017, the Regional Federal Court (Tribunal Regional Federal - TRF) of the State of Rio de Janeiro ruled that the Company should have paid withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, which have a current debt of US$ 2.7 billion. The legal argument involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.

The Company joined to the settlement program established by law 13,586/17, which enabled the regularization of administrative and judicial proceedings relating to IRRF from 2008 to 2013, including the tax deficiency notice issued in January 2, 2018, as set out in note 21.2.4.

The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understand there is a possible likelihood of loss, since there are legal predictions in line with the understanding of the Company, including the mentioned tax deficiency notice.

	13,041	15,479

2) Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Current status: In 2017, the Company received a new tax deficiency notice for not including income from subsidiaries located outside Brazil. This and the other claims involve lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.	3,988	3,095

3) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Current status: This claim involves lawsuits in different administrative and judicial stages.	3,621	3,375

4) Incidence of social security contributions over contingent bonuses paid to employees.
Current status: Awaiting the hearing of an appeal at the administrative level, including a new tax deficiency notice received by the Company.	1,541	1,053

5)  Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.

Current status: This claim involves lawsuits in judicial stages.	672	656

6) Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.

Current status: The court ruled on this matter in the second quarter of 2017 granting the deduction of these expenses from the taxable profit computation, but limited it to 20% of the payroll and compensation of key management participants in the plan. After assessing the fundamentals of this court ruling, the Company reassessed the probability of outflow of resources with respect to this dispute and estimated it as probable.

The other claims of this item, which have different legal basis, remain with their likelihood of loss as possible, and are in different administrative and judicial stages.

	613	2,355

7) Immediate deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of crude oil production development costs.
Current status: The likelihood of loss is now considered remote, since the Administrative Board of Tax Appeals (Conselho Administrativo de Recursos Fiscais - CARF) granted unanimous decisions favorable to the Company in administrative proceedings.	—	6,305

Plaintiff: State of São Paulo Finance Department

8)  Penalty for the absence of a tax document while relocating a rig to an exploratory block, and on the return of this vessel, as well as collection of the related VAT (ICMS), as a result of the temporary admission being unauthorized, because the customs clearance has been done in Rio de Janeiro instead of São Paulo.

Current status: This claim involves lawsuits in judicial stages. Regarding the absence of a tax document while relocating a rig, there was a definitive decision in favor of the Company, which reduced the balance of this contingent liability.	761	1,703

9)  Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.

Current status: This claim involves lawsuits at administrative level.	887	834

Plaintiff: States of RJ, BA and AL Finance Departments
10) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Current status: This claim involves lawsuits in different administrative and judicial stages.	1,366	1,354

Plaintiff: Municipal governments of the cities of Anchieta, Aracruz, Guarapari, Itapemirim, Marataízes, Linhares, Vila Velha and Vitória

11)  Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their “respective coastal waters”.

Current status: This claim involves lawsuits in different administrative and judicial stages.	1,224	1,117

Plaintiff: States of RJ, SP, PR, RO and MG Finance Departments
12) Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.
Current status: This claim involves lawsuits in administrative and judicial stages.	1,087	1,285

Plaintiff: States of PR, AM, BA, ES, PA, PE and PB Finance Departments
13) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Current status: This claim involves lawsuits in different administrative and judicial levels.	976	840

Plaintiff: States of RJ, SP, ES, BA, PE, MG, RS, AL and SE Finance Departments
14) Misappropriation of VAT tax credit (ICMS) that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different administrative and judicial stages.	994	490

Plaintiff: States of RJ, RN, AL, AM, PA, BA, GO, MA, SP and PE Finance Departments
15) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company’s customers.
Current status: This claim involves lawsuits in different administrative and judicial stages.	1,029	755

Plaintiff: States of SP, RS and SC Finance Departments
16) Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.
Current status: This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.	852	827

Plaintiff: States of SP, CE, PB, RJ, BA, PA and AL Finance Departments
17) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Current status: This claim involves several tax notices from the states in different administrative and judicial stages.	578	566

Plaintiff: States of AM, BA, RS and RJ Finance Departments
18) Disagreement about the basis of calculation of VAT (ICMS) on interstate sales and transfers between different stores from the same contributor.
Current status: This claim involves lawsuits in different administrative and judicial stages.	448	351

Plaintiff: States of RJ, SP, SE and BA Finance Departments
19) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different administrative and judicial stages.	513	405

Plaintiff: States of MG, MT, GO, RJ, PA, CE, BA, PR, SE, AL, RN, SP and PR Finance Departments
20) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to inventories.
Current status: This claim involves lawsuits in different administrative and judicial stages.	284	341

Plaintiff: State of Pernambuco Finance Department

21)  Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), and consequently charging the difference on the tax levied on the sale and transfer transactions.

Current status: This claim involves lawsuits in different administrative and judicial stages.	335	312

22) Other tax matters	4,327	4,332

Total for tax matters	39,137	47,830

	Estimate
Description of labor matters	12.31.2017	12.31.2016
Plaintiff: Sindipetro of ES, RJ, BA, MG, SP, PE, PB, SE, AL, RN, CE, PI, PR, SC and RS.
1) Class actions requiring a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Current status: Awaiting the Superior Labor Court to judge appeals filed by the Company. The judgement on the Company’s collective bargaining agreement is stayed pending the Superior Labor Court decision on the appeal. Due to an unfavorable court decision relating to individual bargaining agreements and favorable court decision relating to collective bargaining agreements, the Company consider the likelihood of loss as possible.	4,516	4,383

Plaintiff: Sindipetro of Norte Fluminense – SINDIPETRO/NF

2)  The plaintiff claims Petrobras failed to pay overtime for standby work exceeding 12-hours per day. It also demands that the Company respects a 12-hour limit of standby work per workday, as well as an 11-hour period for rest between workdays, subject to a daily fine.

Current status: Awaiting the Superior Labor Court to judge appeals filed by the plaintiff.	389	369

Plaintiff: Sindipetro of ES, RJ, MG, BA, SP, PR, CE, PI, SC, AL, SE and RS

3)  Class Actions regarding wage underpayments to certain employees due to expected changes in the methodology used to consider overtime into the calculation of paid weekly rest, allegedly computed based on ratios that are higher than the 1/6 ratio established by Law No. 605/49.

Current status: The Superior Labor Court (“Tribunal Superior do Trabalho - TST”) unified, in all of its classes, favorable understanding to the Company’s opinion relating to the paid weekly rest, whereas there are TST decisions favorable to the plaintiffs on individual and class actions judged before the mentioned unification. However, two of these class actions, relating to claims filed by SINDIPETRO/MG and SINDIPETRO/NF, had their decisions suspended by the TST, in trial sessions held on September 26, 2017 and February 20, 2018, due to some motions to set aside the judgments proposed by the Company. For this reason and in face of the remote possibility of a reversal on this decision, the likelihood of loss is now considered remote.

	121	311

4) Other labor matters	2,176	2,162

Total for labor matters	7,202	7,225

	Estimate
Description of civil matters	12.31.2017	12.31.2016
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP

1)  Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings. The Company has made judicial deposits on the Lula/Cernanbi and the Baúna/Piracaba fields proceedings for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, currently the payment of these alleged differences have been made directly to ANP, until a final judicial decision is handed down. On the Parque das Baleias complex proceeding, the Superior Court of Justice (“Superior Tribunal de Justiça - STJ”) ruled that is the Chamber of Arbitration which has the responsibility to determine if the claim should be arbitrated or not. On the Tartaruga Verde and Mestiça fields unitization proceeding, the Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction, and authorized this arbitration. Therefore, the arbitrations on the Lula/Cernambi and Baúna/Piracicaba fields unitization are currently stayed, while the Judiciary states there is no obstacle to continue with the Parque das Baleias complex and the Tartaruga Verde and Mestiça fields arbitrations. The change in the amount relates to the indexation charge and the inclusion of production taxes on the Parque das Baleias complex, which collection is stayed due to judicial and arbitral decision.

	2,633	1,992

2)  Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields, including a misunderstanding about the oil prices used on the calculation of production taxes on Lula field. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.

Current status: In August 2017, the Company had an adverse judicial sentence relating to a fine issued by ANP. Therefore, in the third quarter, several proceedings had the probability of loss considered as probable. However, one claim relating to Lula field had the probability of loss considered as remote, following a favorable decision in administrative stage. The other claims involve lawsuits in different administrative and judicial stages.	1,635	1,668

Plaintiff: Several plaintiffs in Brazil and EIG Management Company in USA
3) Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.

Current status: The arbitrations are at different stages, with no court ruling at this moment. The lawsuit filed by EIG and affiliates alleges that the Company committed fraud by inducing plaintiffs to invest in Sete Brasil Participações S. A. (“Sete”) through communications that failed to disclose the alleged corruption scheme. The District Court of the District of Columbia partially granted the Company’s motion to dismiss. Petrobras entered another motion to dismiss the remaining part of the lawsuit and the proceeding is currently stayed in the first instance due to this appeal. On October 30, 2017, the Company filed a response to EIG’s counter-arguments presented in the appeal.

	2,127	1,644

Plaintiff: Refinaria de Petróleo de Manguinhos S.A.
4) Lawsuit seeking to recover damages for alleged anti-competitive practices with respect to gasoline, diesel and LPG sales in the domestic market.
Current status: This claim is in the judicial stage. In a recent decision, the Brazilian Judicial Branch did not consider the Company’s practices as anti-competitive, supporting previous opinion of the Brazilian Antitrust Regulator (CADE). Thus, the likelihood of loss is now deemed remote.	—	575

Plaintiff: Vantage Deepwater Company and Vantage Deepwater Drilling Inc.
5) Arbitration in the United States for unilateral termination of the drilling service contract tied to ship-probe Titanium Explorer.
Current status: The merits hearing has been held and the award of the Arbitration Tribunal is expected to be rendered in the first quarter of 2018.	400	400

6) Other civil matters	2,826	2,770

Total for civil matters	9,621	9,049

	Estimate
Description of environmental matters	12.31.2017	12.31.2016

Plaintiff: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR - Associação de Defesa do Meio Ambiente de
Araucária, IAP - Instituto Ambiental do Paraná and IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais
Renováveis.

1)  Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.

Current status: The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal.	942	855

Plaintiff: Instituto Brasileiro de Meio Ambiente - IBAMA and Ministério Público Federal

2)  Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of P-36 Platform.

Current status: A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.	444	442

3) Other environmental matters	968	876

Total for environmental matters	2,354	2,173